NOTES RECEIVABLE (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Notes receivable	$ 0	$ 230,663
Series Forty Seven [Member]
Notes receivable	0	0
Series Forty Eight [Member]
Notes receivable	0	0
Series Forty Nine [Member]
Notes receivable	$ 0	$ 230,663